Income Taxes - Consolidated Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	2.60%	2.70%	2.80%
Property-related items	0.20%	0.20%	0.20%
Effect of income tax settlements		(0.90%)	(0.30%)
Tax credits	(0.40%)	(0.60%)	(0.50%)
Company owned life insurance	(1.30%)	(0.10%)	(2.30%)
All other differences	0.10%	(0.10%)	(0.20%)
Consolidated effective income tax rate	36.20%	36.20%	34.70%